REVENUES - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Other assets	$ 8,611	$ 8,076
Brazil
Disclosure of geographical areas [line items]
Other assets	3,362	3,115
United Kingdom
Disclosure of geographical areas [line items]
Other assets	4,821	4,961
Australia
Disclosure of geographical areas [line items]
Other assets	$ 428	$ 0